INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
INTANGIBLE ASSETS
Intangible assets		$ 62,439
Less: accumulated amortization		7,531
Net book value		54,908
Total consideration paid in cash		11,350
Estimated amortization expenses from existing intangible assets
2013		11,190
2014		11,190
2015		11,104
2016		10,452
2017		3,486
2018 and thereafter		7,486
Net book value		54,908
Amortization expense		7,531
Trident intellectual property
INTANGIBLE ASSETS
Intangible assets		16,406
Less: accumulated amortization		1,511
Net book value		14,895
Period of non-exclusive, worldwide, non-transferable license	10 years
Total consideration paid in cash	16,000
Estimated useful life		10 years
Estimated amortization expenses from existing intangible assets
Net book value		14,895
Other software license and technology
INTANGIBLE ASSETS
Intangible assets		8,933
Less: accumulated amortization		256
Net book value		8,677
Estimated amortization expenses from existing intangible assets
Net book value		8,677
Other software license and technology | Minimum
INTANGIBLE ASSETS
Estimated useful life		3 years
Other software license and technology | Maximum
INTANGIBLE ASSETS
Estimated useful life		10 years
Coolsand acquisition
INTANGIBLE ASSETS
Intangible assets		37,100
Less: accumulated amortization		5,764
Net book value		31,336
Estimated useful life		5 years
Estimated amortization expenses from existing intangible assets
Net book value		$ 31,336